7. Commitments and Contingencies (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies Details Narrative
Line of Credit-Balance Due	$ 215,754	$ 233,215	$ 243,499
Line of Credit-Credit Available	250,000
Unused credit line available	34,246
Common shares purchased	336,000
Common shares value	$ 168,000